Business Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes business segment financial data for the fiscal years ended December 31, 2015, December 28, 2014 and December 29, 2013 (in thousands):

	2015	2014	2013
Operating Revenues from Continuing Operations (1)
Television and Entertainment	$1,749,635	$1,725,641	$1,021,586
Digital and Data	211,527	168,926	72,055
Corporate and Other	49,298	54,792	53,599
Total operating revenues	$2,010,460	$1,949,359	$1,147,240
Operating (Loss) Profit from Continuing Operations (1)(2)
Television and Entertainment	$(174,955)	$337,431	$196,899
Digital and Data	8,409	2,899	15,538
Corporate and Other	(96,143)	(39,148)	(13,397)
Total operating (loss) profit	$(262,689)	$301,182	$199,040
Depreciation from Continuing Operations (3)
Television and Entertainment	$48,434	$50,262	$29,947
Digital and Data	9,738	7,744	2,576
Corporate and Other	16,117	12,181	8,664
Total depreciation	$74,289	$70,187	$41,187
Amortization from Continuing Operations (3)
Television and Entertainment	$165,936	$197,054	$105,526
Digital and Data	29,294	21,233	9,191
Total amortization	$195,230	$218,287	$114,717
Capital Expenditures
Television and Entertainment	$33,173	$34,149	$18,813
Digital and Data	23,626	13,102	2,993
Corporate and Other	32,285	35,892	33,205
Discontinued Operations	—	6,295	15,858
Total capital expenditures	$89,084	$89,438	$70,869
Assets
Television and Entertainment	$7,748,153	$8,234,456
Digital and Data (4)	725,151	644,985
Corporate and Other (5)	1,078,809	2,511,369
Assets held for sale (6)	206,422	5,645
Total assets	$9,758,535	$11,396,455

(1)	See Note 2 for the disclosures of operating revenues and operating profit included in discontinued operations for the historical periods.

(2)	Operating (loss) profit for each segment excludes income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs and income taxes.

(3)
Depreciation from discontinued operations totaled $19 million, and $34 million for the years ended December 28, 2014 and December 29, 2013, respectively. Amortization from discontinued operations totaled $4 million, and $6 million for the years ended December 28, 2014 and December 29, 2013, respectively.

(4)
At December 31, 2015 and December 28, 2014, Digital and Data total assets included $3 million and $4 million, respectively, related to restricted cash and cash equivalents held primarily to satisfy deferred compensation commitments.

(5)
As of December 31, 2015 and December 28, 2014, Corporate total assets included $18 million related to restricted cash held to satisfy remaining claim obligations to holders of priority claims and fees earned by professional advisors during Chapter 11 proceedings (see Note 3). Corporate and Other assets include certain real estate assets (see Note 2) as well as the Company’s equity investment in CareerBuilder.

(6)	See Note 7 for information regarding assets held for sale.